Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

May 2, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Huntington Funds (the “Trust”)
File Nos. 33-11905; 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Huntington VA Funds; and (ii) the text of Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 15, 2011.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

Very truly yours,

/s/ David C. Mahaffey

cc:	David R. Carson
R. Jeffrey Young
John C. Swhear